Leases (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Supplemental Balance Sheet Information Related to Leases
The following table presents supplemental balance
sheet
information related to leases (in thousands):

	December 31, 2021	December 31, 2020
Operating leases:
Operating lease right-of-use assets	$9,933	$943
Operating lease liabilities	$(10,062)	$(942)
Finance leases:
Finance lease right-of-use assets	$332	$713
Finance lease liabilities	$(654)	$(857)

Weighted average remaining lease term:
Operating leases	7.3 years	4.9 years
Finance leases	1.4 years	2.4 years
Weighted average discount rate:
Operating leases	5.7%	7.1%
Finance leases	7.0%	6.9%

Schedule of Components of Lease Cost
The components of the lease expenses
are
as follows (in thousands):

	Year Ended December 31, 2021	For the period January 21, 2020 (Inception) – December 31, 2020
Operating lease cost	$862	$19
Variable lease cost	205	30
Finance lease cost:
Amortization of right-of-use assets	381	172
Interest on lease liabilities	53	35

Total lease cost	$1,501	$256

Summary of Supplemental Cash Flow Information Related to Leases
Supplemental cash flow
information
related to
leases
is as follows (in thousands):

	Year Ended December 31, 2021	For the period January 21, 2020 (Inception) - December 31, 2020
Cash paid for amount included in the measurement of lease liabilities:
Operating cash flows from operating leases	$739	$19
Operating cash flows from finance leases	$53	$35
Financing cash flows from finance leases	$203	$29
Right-of-use assets obtained in exchange for new lease liabilities:
Operating leases	$9,588	$780
Finance leases	$—	$886

Schedule of Maturities of Lease Liabilities
The
maturities of operating and finance lease liabilities (excluding short-term leases) are as follows (in thousands):

	As of December 31, 2021
	Operating Leases	Finance Leases
2022	$1,978	$448
2023	1,894	240
2024	1,806	—
2025	1,745	—
2026 and thereafter	4,737	—

Total minimum lease payments	12,160	688
Less: imputed interest	2,098	34

Present value of lease obligations	10,062	654
Less: current portion	1,453	433

Long-term portion of lease obligations	$8,609	$221